COMMON STOCK (Details Textual) - shares	1 Months Ended
	Sep. 29, 2016	Sep. 28, 2016	Apr. 30, 2016	Sep. 30, 2016
Common Stock, Shares Authorized				100,000,000
Preferred Stock, Shares Authorized				20,000,000
Common Stock, Shares, Issued				5,500,000
Common Stock, Shares, Outstanding				5,500,000
Preferred Stock, Shares Issued				0
Preferred Stock, Shares Outstanding				0
Two Prior Directors, Officers, And Shareholders [Member]
Stock Issued During Period, Shares, New Issues			20,000,000
Two Prior Owners [Member]
Stock Repurchased During Period, Shares		19,500,000
Four Executives [Member]
Stock Issued During Period, Shares, New Issues	5,000,000